                                                       ALLISON MACINNIS
                                                       Legal Specialist


May 1, 1998



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     ICMG Registered Variable Life
     Separate Account One - Pegasus Provider (the "Registrant")
     File No. 33-63731

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of prospectus that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 15, 1998.

If you have any additional questions, please feel free to contact me at
(860) 843-8697.

Sincerely yours,

/s/ Allison S. MacInnis

Allison S. MacInnis